Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2015	Mar. 31, 2015
Financial Instruments Pledged as Collateral [Abstract]
Investment securities pledged as collateral for acting as a collection agent for public funds	¥ 19,094,374
Cash collateral pledged for derivative transactions included in Other assets	1,334,141	¥ 1,716,302
Cash collateral received for derivative transactions included in Other liabilities	¥ 1,039,434	¥ 906,456